Trade Accounts Receivable	12 Months Ended
Dec. 31, 2017
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Trade Accounts Receivable
21.	TRADE ACCOUNTS RECEIVABLE

	12.31.2017	12.31.2016
Non-current
Receivables with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	—	78,346,682
Accounts receivable	—	84,063

Total	—	78,430,745

	12.31.2017	12.31.2016
Current
Accounts receivable	1,124,643,588	600,079,718
Related parties (Note 19)	19,706,384	31,011,450
Receivable with U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	117,407,006	—
Accounts receivable in litigation	19,023,292	15,084,404
Notes receivables	39,290	4,636,897
Foreign customers	1,614,237	1,210,027

Subtotal	1,282,433,797	652,022,496
Allowance for doubtful accounts	(19,023,292)	(22,858,928)

Total	1,263,410,505	629,163,568

Trade receivables are valued at amortized cost.

The average credit period of cement business is 6.6 days and for concrete business 36 days. Interest on past due trade receivables is recognized at the effective market rates, The Group has recognized an allowance for doubtful accounts based on an individual analysis of the recoverability of the accounts receivable.

Prior to accepting any new client, the Group carries out an in-house credit examination in order to assess the creditworthiness of the prospect client and define their credit limit. The limits and ratings assigned to the main clients are reviewed at least once a year.

Trade receivables include the past-due amounts (see maturity analysis below) as of December 31, 2017 and 2016.

The maturities of accounts receivable are as follows:

	12.31.2017	12.31.2016
To become due	1,054,635,837	615,446,254

Past due
0 to 30 days	164,083,454	61,409,894
31 to 60 days	20,355,633	17,361,956
61 to 90 days	5,919,318	10,014,138
More than 91 days	37,439,555	26,220,999

Total	1,282,433,797	730,453,241

Trade receivables disclosed above include certain amounts (see below for aged analysis) that are past due at the end of the reporting period for which the Group has not recognized an allowance for doubtful debts because there has not been a significant change in credit quality and the amounts are still considered recoverable.

Age of receivables that are past due but not impaired

	12.31.2017	12.31.2016
Past due
0 to 30 days	164,083,454	61,409,894
31 to 60 days	20,355,633	17,361,956
61 to 90 days	5,919,318	10,014,138
More than 91 days	18,416,263	3,362,071

Total	208,774,668	92,148,059

Average age (days)	27	32

Age of impaired trade receivables

	12.31.2017	12.31.2016
Past due
More than 91 days	19,023,292	22,858,928

Total	19,023,292	22,858,928

In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the trade receivable from the date the credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated.

The allowance for doubtful debts is determined based on an individual analysis of the outstanding balances of receivables; accordingly, all the amount of the allowance refers to individual customers.

The impairment recognized represents the difference between the carrying amount of these trade receivables and the present value of the expected liquidation proceeds. The Group does not hold any collateral over these balances.

Changes in the allowance for doubtful accounts were the following:

Balances as of January 1, 2016	12,810,070
Increases (*)	6,446,075
Business combination (Note 16)	3,905,333
Uses	(302,550)

Balances as of December 31, 2016	22,858,928

Effect of foreign currency exchange difference	660,147
Increases	1,296,255
Uses	(5,792,038)

Balances as of December 31, 2017	19,023,292

(*)	The increase mainly corresponds to the insolvency procedures of a client in 2016.